Leases	12 Months Ended
Dec. 26, 2020
Leases [Abstract]
Leases
NOTE 5: LEASES
As of December 26, 2020, we have operating leases for corporate offices and data centers and no significant finance leases. Information related to operating leases, including leases associated with our discontinued operations, was as follows:

	Year Ended
(in millions)	December 28, 2019	December 26, 2020
Cash paid for amounts included in the measurement of lease liabilities	$38	$38
Right-of-use assets obtained in exchange for lease obligations	48	24
Lease expense from continuing operations	21	16
Lease expense from discontinued operations	25	21

Total lease expense	$46	$37

Balance sheet information related to leases, excluding leases associated with our discontinued operations, was as follows:

(in millions)	December 28, 2019	December 26, 2020
Other long-term assets	$37	$33

Lease liabilities, current portion	$13	$10
Other long-term liabilities	38	37

Total lease liabilities	$51	$47

Weighted Average Remaining Lease Term (in years)	8	8
Weighted Average Discount Rate (percentage)	6.3%	6.3%
Maturities of lease liabilities, excluding lease liabilities associated with our discontinued operations, were as follows:

(in millions)	December 26, 2020
2021	$11
2022	7
2023	6
2024	5
2025	5
Thereafter	26

Total lease payments	60
Less imputed interest	(13)

Total lease liabilities	$47

Disclosures Related to Periods Prior to Adoption of ASC Topic 842
Rental expense related to our facilities was $8 million and $24 million for continuing operations and discontinued operations, respectively, during the year ended December 29, 2018.